a) Loans and borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of loans and borrowings

	As at June 30
(US dollars in thousands)	2026	2025	2024
Current liabilities
Debtor invoice financing	-	67	67
Shareholder loans	12,877	12,127	8,104
Total	12,877	12194	8,171

Non-current liabilities
Shareholder loan	15,859	16,800	20,915
Total	15,859	16,800	20,915
Total	28,736	28,994	29,086

Schedule of lease liabilities

	As at June 30
(US dollars in thousands)	2026	2025	2024
Current liabilities
Lease liabilities	741	55	-
Total	741	55	-

Non-current liabilities
Lease liabilities	9,552	140	-
Total	9,552	140	-
	9,552	140	-
Total	10,293	195	-

Schedule of obligations under lease liabilities

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2026	2025	2024	2026	2025	2024
Amounts payable under lease liabilities:
Less than one year	783	57	-	741	55	-
Later than one year but not more than five	9,656	146	-	9,552	140	-
	10,439	203	-	10,293	195	-
Future finance charges	(146)	(8)	-	-	-	-
Total lease obligations	10,293	195	-	10,293	195	-